Unaudited Interim Condensed Balance Sheets (Parentheticals) - shares	Oct. 31, 2024	Apr. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	55,300,000	55,300,000
Ordinary shares, shares issued	15,076,900	13,839,400
Ordinary shares, shares outstanding	15,076,900	13,839,400